Vessels - Schedule of Vessels (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Cost	$ 6,432,402	$ 6,358,744
Accumulated depreciation	1,548,553	1,080,396
Net book value	4,883,849	5,278,348
Vessels [Member]
Property, Plant and Equipment [Line Items]
Cost	6,126,220	6,149,625
Accumulated depreciation	1,548,553	1,080,396
Net book value	4,577,667	5,069,229
Vessels under construction [Member]
Property, Plant and Equipment [Line Items]
Cost	306,182	209,119
Accumulated depreciation	0	0
Net book value	$ 306,182	$ 209,119